Income tax (Schedule of effect of tax holiday) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Tax saving amount due to preferential tax rates	¥ 4,898	¥ 7,142	¥ 8,798
Income per share effect-basic	¥ 0.03	¥ 0.03	¥ 0.05
Income per share effect-diluted	¥ 0.03	¥ 0.03	¥ 0.05